EMPLOYEE BENEFIT PLANS: (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended							1 Months Ended	12 Months Ended
	Dec. 31, 2012 count	Dec. 31, 2011	Dec. 31, 2010	Jan. 02, 2011 item	Jan. 02, 2011 Active participants item	Jan. 02, 2011 Retired or separated from service and receiving benefits item	Jan. 02, 2011 Retired or separated from service and entitled to receive future benefits item	Jun. 30, 2012 Multi-employer defined benefit pension plan	Dec. 31, 2012 Multi-employer defined benefit pension plan	Dec. 31, 2012 Multi-employer defined benefit pension plan Minimum
Pension plans
Credited service period	1 year
Pension expense	$ 4,327	$ 4,011	$ 4,196
Percentage of funded status				83.61%
Employer contributions to profit sharing and retirement savings-investment plan	1,107	1,024	1,043
Employer contributions to multi-employer defined benefit pension plans	2,131	2,046	1,923
Pension Plans
Number of plan participants				116,708	32,449	54,470	29,789
Percentage of plan participants					28.00%	47.00%	25.00%
Targeted period in which plan is projected to emerge from critical status										10 years
Percentage of annual compounded surcharge for rehabilitation within ten years									15.00%
Projection period beyond which plan is projected to emerge from critical status, under the Rehabilitant Plan									30 years
Percentage of compounded annual surcharge each year									5.00%
Percentage of interim surcharge								5.00%
Estimated liability upon withdrawal from plan in current year									37,200
Deferred compensation
Number of deferred compensation plans	3
Trading securities fair value	$ 49,378	$ 41,768